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                        LORD ABBETT INVESTMENT TRUST
                              90 HUDSON STREET
                     JERSEY CITY, NEW JERSEY 07302-3973



                                               April 5, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Lord Abbett Investment Trust
     1933 Act File No. 033-68090
     1940 Act File No. 811-07988

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No. 44 to the above-referenced Registrant's Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on March 30, 2006.

Please contact the undersigned at (201) 395-2177 if you have any questions or comments.



                                       Very truly yours,
                                       /s/ Leslie C. Leda
                                       -----------------------------
                                       Leslie C. Leda
                                       Senior Paralegal
                                       Lord, Abbett & Co. LLC